Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized		333,000,000		333,000,000
Common stock, shares issued		128,434,407		128,434,407
Common stock, shares outstanding		128,434,407		128,434,407
Common stock, shares, issued	249,724,461	249,724,461		121,414,834
Common stock, shares, outstanding	249,724,461	249,724,461		121,414,834
Common stock, shares authorized	535,000,000	535,000,000
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized	214,425,920	140,425,920		140,425,920
Reinvent Technology Partners Y [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Shares subject to forfeiture		3,187,500
Aggregate ordinary shares outstanding related to share capitalization		24,437,500
Class A Ordinary Shares | Reinvent Technology Partners Y [Member]
Shares subject to possible redemption	$ 0.0001	$ 10.00
Shares subject to possible redemption	90,037,563	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	7,712,437	0
Common stock, shares outstanding	7,712,437	0
Temporary Equity, Shares Outstanding	90,037,563	0
Class B Ordinary Shares
Temporary Equity, Shares Outstanding		2,875,000
Class B Ordinary Shares | Reinvent Technology Partners Y [Member]
Common stock, par value	$ 0.0001	$ 0.0001	[1],[2]
Common stock, shares authorized	50,000,000	50,000,000	[1],[2]
Common stock, shares issued	24,437,500	24,437,500	[1],[2]
Common stock, shares outstanding	24,437,500	24,437,500	[1],[2]
Shares subject to forfeiture		3,187,500
Aggregate ordinary shares outstanding related to share capitalization		24,437,500
Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001
Temporary Equity, Shares Authorized	214,425,920	140,425,920		140,425,920
Temporary Equity, Shares Issued	204,949,573	133,727,268
Temporary Equity, Shares Outstanding	204,949,573	133,727,268		133,784,888

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number includes up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.